Schedule of Allowance for Doubtful Accounts and Credit Losses (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Credit Loss [Abstract]
Balance at beginning of the year ended December 31	$ 191,479	$ 1,495,119	$ 497,099
Write off			(497,099)
Addition	9,311	72,706	1,495,119
Balance at end of the year ended December 31	$ 200,790	$ 1,567,825	$ 1,495,119